PREPAYMENTS AND OTHER CURRENT ASSETS	9 Months Ended
Sep. 30, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

10.    PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	2019	2020
	December 31	September 30
	RMB	RMB
Value-added tax deductible (a)	701,407,085	793,655,315
Deposit for customer duty, bidding and others	257,678,467	373,959,810
Prepayment of electricity and others	181,596,189	155,835,151
Loan receivable (b)	91,416,575	94,289,123
Prepayment for income tax	72,143,019	142,559,505
Receivable related to disposal of subsidiaries (Note 1)	41,793,099	—
Receivable of option exercised	40,338,943	70,633,309
Prepaid insurance premium	28,351,182	31,934,898
Receivables related to rebate from a supplier	21,492,474	128,337,652
Receivables related to disposal of land use rights (c)	14,571,587	13,138,507
Employee advances (d)	10,134,076	6,959,068
Rental deposit and prepayment	7,953,767	6,588,330
Prepaid professional service fee	421,502	209,565
Others	104,183,975	124,134,370
Less: Allowance for credit losses	—	(8,377,578)
Total	1,573,481,940	1,933,857,025
(a)	Value-added tax deductible represented the balance that the Group can utilize to deduct its value-added tax liability within the next 12 months.
(b)	In the year of 2019, Jiangxi Jinko provided one-year intercompany loan of RMB20,000,000 and RMB68,331,364 to Poyang Luohong with interest rate of 4.35% and 4.35%, respectively. Due to the disposal of Poyang Luohong in 2019 (Note 1), loan receivable including interests with the amount of RMB91,416,575 and RMB94,289,123 was recognized as at December 31, 2019 and September 30, 2020 respectively. The loan was matured in February 2020 and both parties agreed to extend terms of the loan till January 2021.
(c)	Receivables related to disposal of land use rights represent considerations for the Group’s disposition of land use rights due from the local government of China. Such considerations are expected to be settled within one year.
(d)	As of December 31, 2019 and September 30, 2020, all of the employee advances were business related, interest-free, not collateralized and will be repaid or settled within one year from the respective balance sheet dates.

The following table summarizes the activity in the allowance for credit losses related to prepayments and other current assets for the nine months ended September 30, 2020:

For the nine months ended September 30
2020
RMB
At beginning of period	—
Impact of adopting ASC Topic 326	4,020,000
Addition	4,357,578
At end of period	8,377,578